Non-Current Investments - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2015	Dec. 31, 2010	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Realized gain on disposal of listed investments before tax			$ 0.0	$ 1.8
Far South East Project [Member]
Schedule of Equity Method Investments [Line Items]
Ownership %			40.00%	40.00%
Pre-agreed acquisition, options to acquire			20.00%
Far South East Project [Member] | Lepanto Consolidated Mining Company
Schedule of Equity Method Investments [Line Items]
Ownership %			60.00%
Pre-agreed acquisition price for a 60% interest in FSE, option fees paid		$ 10.0
Far South East Project [Member] | Liberty Express Assets
Schedule of Equity Method Investments [Line Items]
Ownership %								40.00%
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment		$ 44.0				$ 110.0	$ 66.0
Pre-agreed acquisition, options to acquire		60.00%
Hummingbird Resources Plc
Schedule of Equity Method Investments [Line Items]
Percentage of shareholding, after issue of new shares	19.90%
Ownership %	25.10%			25.10%	[1]

[1]	During fiscal 2014, Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).